Subsequent events (Details) ¥ in Millions, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 24, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2020 USD ($)	Dec. 31, 2018
Subsequent Event [Line Items]
Ownership percentage acquired					68.80%		68.80%
Che Hao Duo [Member]
Subsequent Event [Line Items]
Ownership percentage acquired					8.00%		19.10%
Ai Fang
Subsequent Event [Line Items]
Payment of cash consideration | ¥					¥ 153.0
Ownership percentage acquired					30.00%
Ai Fang | Equity
Subsequent Event [Line Items]
Payment of cash consideration | ¥					¥ 153.0
Ownership percentage acquired					30.00%
Ai Fang | Convertible notes
Subsequent Event [Line Items]
Payment of cash consideration | ¥		¥ 370.9
Subsequent Event [Member]
Subsequent Event [Line Items]
Registered capital | $						$ 71.4
Amount lent by the company | $			$ 104.7
Total cash consideration | $	$ 105.0
Subsequent Event [Member] | Equity
Subsequent Event [Line Items]
Investment owned by subsidiary | $				$ 100.0
Subsequent Event [Member] | Ai Fang | Equity
Subsequent Event [Line Items]
Payment of cash consideration | ¥		¥ 139.1
Ownership percentage acquired		45.00%		45.00%